DERIVATIVE LIABILITIES - 2016 Warrants (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) $ / shares $ / item shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of derivative liabilities
Derivative financial liabilities		$ 18,179	$ 19,648	$ 170,743
Amount of derivative liability change in fair value		1,469	151,095	$ 7,305,746
Warrants 2016
Disclosure of derivative liabilities
Number of units issued under private placement | shares	227,273
Amount of gross proceeds of units issued in private placement	$ 14,999,992
Subscription price of units issued in private placement | $ / item	66.00
Liquidity discount	20.00%
Seven Year Warrants
Disclosure of derivative liabilities
Number of warrants consisted in each unit of private placement | shares	1
Exercise price of warrants | $ / shares	$ 66.00
Term of warrants	7 years
Derivative liability fair value		16,521	17,679
Amount of derivative liability change in fair value		$ 1,159	$ 142,583
Two Year Warrants
Disclosure of derivative liabilities
Number of warrants consisted in each unit of private placement | shares	0.5
Exercise price of warrants | $ / shares	$ 66.00
Term of warrants	2 years